Discontinued Operations (Details)	12 Months Ended
Dec. 31, 2021
Cazoo Customer Centers [Member]
Discontinued Operations (Details) [Line Items]
Vehicle preparation operating, description	For the comparative year ended December 31, 2020 the Imperial Car Supermarkets Limited (“Imperial”) dealership centers were treated as a discontinued operation in accordance with IFRS 5. The dealership centers were converted to Cazoo Customer Centers in order to align with the Group’s online strategy.